Condensed Consolidated Statements of Operations and Comprehensive Loss - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2022	Mar. 31, 2021	Jun. 30, 2021	Jun. 30, 2020
Condensed Consolidated Statements of Operations and Comprehensive Loss
Project revenues, net	$ 15,685,000	$ 3,854,000	$ 31,028,000	$ 12,437,000	$ 16,192,000	$ 24,613,000
Cost of revenues	11,738,000	1,941,000	20,158,000	6,360,000	7,504,000	11,636,000
Gross profit	3,947,000	1,913,000	10,870,000	6,077,000	8,688,000	12,977,000
Operating expenses:
Selling, general and administrative expenses	14,606,000	6,813,000	27,835,000	14,864,000	24,040,000	24,034,000
Professional fees	2,577,000	136,000	3,445,000	1,274,000	1,332,000	1,028,000
Goodwill impairment expense					0	1,985,000
Intangibles impairment expense	0	0	0	0	0	1,867,000
Depreciation expense	33,000	34,000	91,000	95,000	131,000	344,000
Amortization expense of intangibles	396,000	540,000	739,000	1,619,000	2,168,000	4,002,000
Total operating expenses	17,612,000	7,523,000	32,110,000	17,852,000	27,671,000	33,260,000
Loss from operations	(13,665,000)	(5,610,000)	(21,240,000)	(11,775,000)	(18,983,000)	(20,283,000)
Other income (expense):
Business acquisition costs	(827,000)		(827,000)
Income from government grants	0	831,000	262,000	2,535,000	3,140,000	0
Amortization expense of note payable discount	0	0	0	(409,000)	409,000	1,092,000
Interest expense	(100,000)	11,000	(147,000)	(35,000)	(7,000)	(239,000)
Foreign exchange gain	1,000	(11,000)	(25,000)	(48,000)	(48,000)	11,000
Gain on early termination of operating lease	0	0	(3,000)		2,000	164,000
Amortization expense of note payable discount	0	0	0	409,000	(409,000)	(1,092,000)
Gain in derivative liabilities	201,000		213,000
Gain on change in fair value of derivative liabilities					72,000	0
Other income	35,000	122,000	1,220,000	378,000	452,000	691,000
Other expenses		1,000		154,000	0	(18,000)
Total other income (expense)	(690,000)	954,000	693,000	2,575,000	3,202,000	(483,000)
Net loss from continuing operations before income tax	(14,355,000)	(4,656,000)	(20,547,000)	(9,200,000)	(15,781,000)	(20,766,000)
Provision for income tax	(33,000)	(23,000)	(90,000)	(23,000)
Net loss attributable to common stockholders	(14,388,000)	(4,679,000)	(20,637,000)	(9,223,000)	(15,997,000)	(14,447,000)
Income tax expense					(216,000)	0
Net loss from continuing operations after income tax					(15,997,000)	(20,766,000)
Net income from discontinued operations					1,380,000	6,319,000
Foreign currency translation adjustment	36,000	(130,000)	68,000	(629,000)	(671,000)	203,000
Comprehensive loss	$ (14,352,000)	$ (4,809,000)	$ (20,569,000)	$ (9,852,000)	$ (16,668,000)	$ (14,244,000)
Earnings (loss) per share
Continuing operations - basic and diluted					$ (1.03)	$ (1.35)
Discontinued operations - basic					0	0.41
Basic earnings (loss) per share	$ (0.30)	$ (0.31)	$ (0.47)	$ (0.55)	$ (1.03)	$ (1.03)
Diluted earnings per share
Weighted average basic shares	48,051,751	15,110,400	44,325,690	16,784,773	15,544,032	15,423,655
Discontinued operations					$ 0	$ 0.16
Weighted average diluted shares					15,544,032	38,736,615